Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Components of Other Assets
Other assets consist of the following (in thousands):

	December 31, 2017	December 31, 2016
Identifiable intangible assets, net	$75,736	$28,243
Funds held in trust	28,199	—
Prepaid income taxes	27,917	649
Prepaid expenses	27,606	18,036
Service fee receivables	25,609	15,156
Other financial receivables	18,997	18,732
Deferred tax assets	18,773	51,077
Assets held for sale	18,741	21,147
Derivative instruments	5,834	1,122
Security deposits	3,451	2,781
Other	51,865	58,504
Total	$302,728	$215,447